Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	ACTS
Entity Registrant Name	ACTIONS SEMICONDUCTOR CO., LTD.
Entity Central Index Key	0001342068
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	516,000,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 33,207	$ 42,872
Time deposits		34
Marketable securities ($14,296 and nil carried at fair value as of December 31, 2010 and 2011, respectively)	186,890	164,336
Trading securities	530	535
Accounts receivable, net of allowance for doubtful accounts of $621 and $621 as of December 31,2010 and 2011, respectively	2,794	1,844
Amount due from a related party	9	559
Amount due from an equity method investee	64	104
Inventories	7,477	4,832
Prepaid expenses and other current assets	1,675	3,242
Deferred tax assets	430	399
Total current assets	233,076	218,757
Investments in equity method investees	14,246	6,401
Other investments	17,334	2,764
Marketable securities		24,831
Rental deposits	49	40
Property, plant and equipment, net	32,939	24,604
Land use right	1,593	1,554
Acquired intangible assets, net	9,859	4,318
Deposit paid for acquisition of intangible assets		2,408
Deferred tax assets	27	88
Goodwill		468
TOTAL ASSETS	309,123	286,233
Current liabilities:
Accounts payable	4,374	2,850
Accrued expenses and other current liabilities	8,605	7,247
Short-term bank loans	12,000
Other liabilities	1,954	2,502
Income tax payable	238	140
Deferred tax liabilities	295	446
Total current liabilities	27,466	13,185
Other liabilities	458	83
Payable for acquisition of intangible assets	153
Deferred tax liabilities	2,840	2,286
Total liabilities	30,917	15,554
Commitments and contingencies (note 21)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 413,985,636 (2010: 427,705,308) shares issued and outstanding	1	1
Additional paid-in capital	20,600	24,252
Accumulated other comprehensive income	32,589	24,420
Retained earnings	225,037	222,032
Total Actions Semiconductor Co. Ltd. shareholders' equity	278,227	270,705
Non-controlling interest	(21)	(26)
Total equity	278,206	270,679
TOTAL LIABILITIES AND EQUITY	$ 309,123	$ 286,233

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Marketable securities, fair value		$ 14,296
Accounts receivable, allowance for doubtful accounts	$ 621	$ 621
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	413,985,636	427,705,308
Ordinary shares, shares outstanding	413,985,636	427,705,308

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenue:
Gross profit	$ 18,488	$ 14,658	$ 13,930
Other operating income	1,523	966	918
Gain on deemed disposal of a subsidiary			1,736
Operating expenses:
Research and development	(22,086)	(17,325)	(19,295)
General and administrative	(8,786)	(8,125)	(8,812)
Selling and marketing	(1,195)	(1,208)	(1,115)
Impairment on goodwill and intangible assets	(888)
Total operating expenses	(32,955)	(26,658)	(29,222)
Loss from operations	(12,944)	(11,034)	(12,638)
Other (loss) income	4,066	2,348	(654)
Dividend income from an other investment	889		440
Investment income from an other investment	268
Fair value change in trading securities	4	(2)	40
Gain on disposal of an other investment	195	137
Interest income	12,668	9,608	10,977
Interest expense	(144)		(57)
Other-than-temporary impairment loss on investments			(7,407)
(Loss) income before income taxes, equity in net loss of equity method investees and non-controlling interest	5,002	1,057	(9,299)
Income tax expense	(879)	(422)	(537)
Equity in net loss of equity method investees	(1,113)	(781)	(826)
Remeasurement gain on equity interest on acquisition of a subsidiary		494
Net (loss) income	3,010	348	(10,662)
Add: Net loss (income) attributable to non-controlling interest	(5)	36	264
Net (loss) income attributable to Actions Semiconductor Co., Ltd.	3,005	384	(10,398)
Net (loss) income per share: Basic
Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.007	$ 0.001	$ (0.023)
Net (loss) income per share: Diluted
Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.007	$ 0.001	$ (0.023)
Weighted-average shares outstanding used in computation:
Basic	418,499,545	438,401,072	460,812,477
Diluted	433,983,105	454,568,850	460,812,477
Third-parties
Revenues:
Revenues	41,702	30,090	31,685
Cost of revenue:
Cost of Revenue	(25,630)	(18,602)	(21,439)
Third-parties | System-on-a chip products
Revenues:
Revenues	41,385	29,939	31,482
Cost of revenue:
Cost of Revenue	(25,454)	(18,521)	(21,322)
Third-parties | Semiconductor product testing services
Revenues:
Revenues	317	151	203
Cost of revenue:
Cost of Revenue	(176)	(81)	(117)
Related-parties
Revenues:
Revenues	47,485	37,585	44,140
Cost of revenue:
Cost of Revenue	(28,997)	(22,927)	(30,210)
Related-parties | System-on-a chip products
Revenues:
Revenues	5,783	7,495	12,455
Cost of revenue:
Cost of Revenue	$ (3,367)	$ (4,325)	$ (8,771)

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Comprehensive income (loss)	Comprehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 289,171	$ 1	$ 36,606	$ 20,483	$ 232,046	$ 289,136	$ 35
Beginning Balance (in shares) at Dec. 31, 2008		485,501,874
Repurchase of ordinary shares (In shares)		(34,938,198)
Repurchase of ordinary shares	(10,130)		(10,130)			(10,130)
Share-based compensation	4,006		4,006			4,006
Foreign currency translation adjustments	(509)			(509)		(509)
Change in Company's ownership interest in subsidiary	1,170		941			941	229
Unrealized loss on other investments	265			265		265
Net Income (loss)	(10,662)				(10,398)	(10,398)	(264)
Net Income (loss)	(10,398)					(10,662)	264
Comprehensive Income Net	(10,642)					(10,906)	264
Ending Balance at Dec. 31, 2009	273,311	1	31,423	20,239	221,648	273,311
Ending Balance (in shares) at Dec. 31, 2009		450,563,676
Repurchase of ordinary shares (In shares)		(24,212,718)
Repurchase of ordinary shares	(9,019)		(9,019)			(9,019)
Share-based compensation	1,532		1,532			1,532
Exercise of share-based awards (in shares)		1,354,350
Exercise of share-based awards	316		316			316
Foreign currency translation adjustments	4,350			4,350		4,350
Acquisition of a subsidiary	10						10
Unrealized loss on other investments	(169)			(169)		(169)
Net Income (loss)	348				384	384	(36)
Net Income (loss)	384					348	36
Comprehensive Income Net	4,565					4,529	36
Ending Balance at Dec. 31, 2010	270,679	1	24,252	24,420	222,032	270,705	(26)
Ending Balance (in shares) at Dec. 31, 2010		427,705,308
Repurchase of ordinary shares (In shares)		(16,594,848)
Repurchase of ordinary shares	(6,251)		(6,251)			(6,251)
Share-based compensation	1,928		1,928			1,928
Exercise of share-based awards (in shares)		2,875,176
Exercise of share-based awards	671		671			671
Foreign currency translation adjustments	8,169			8,169		8,169
Net Income (loss)	3,010				3,005	3,005	5
Net Income (loss)	3,005					3,010	(5)
Comprehensive Income Net	11,174					11,179	(5)
Ending Balance at Dec. 31, 2011	$ 278,206	$ 1	$ 20,600	$ 32,589	$ 225,037	$ 278,227	$ (21)
Ending Balance (in shares) at Dec. 31, 2011		413,985,636

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net (loss) income	$ 3,010	$ 348	$ (10,662)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,109	1,929	2,073
Allowance for doubtful accounts receivable		(101)	(56)
Amortization of land use right	36	33	34
Amortization of acquired intangible assets	1,803	1,901	2,833
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	(995)	(225)	(226)
Write down of inventories	232	378	294
(Gain) loss on disposal of property, plant and equipment	28	42	(5)
Loss on disposal of intangible assets	4
Impairment loss recognized in respect of goodwill	468
Impairment loss recognised in respect of intangible assets	420
Remeasurement gain on equity interest on acquisition of a subsidiary		(494)
Fair value change in trading securities	(4)	2	(40)
Investment income from other investment	(268)
Gain on disposal of other investments	(195)	(137)
Share-based compensation	1,928	1,532	4,006
Deferred tax	428	422	484
Share of net loss of equity method investees	1,113	781	826
Gain on deemed disposal of a subsidiary			(1,736)
Other-than-temporary impairment loss on investments			7,407
Changes in operating assets and liabilities:
Accounts receivable	(947)	150	(1,305)
Amounts due from a related party	550	(39)	967
Notes receivable			74
Inventories	(2,632)	222	3,152
Prepaid expenses and other current assets	1,736	(1,326)	(526)
Amount due from an equity method investee	47	410	(492)
Accounts payable	1,310	(32)	(301)
Accrued expenses and other current liabilities	(3,002)	(1,680)	1,597
Income tax payable	94	14	(93)
Deposit paid for acquisition of land use right		(901)
Rental deposit paid	(8)	(1)	(7)
Net cash provided by operating activities	7,265	2,763	27,637
Investing activities:
Investment in equity method investees	(9,676)	(5,606)	(1,500)
Investment income from an other investment	268
Proceeds from the disposal of other investments	195	1,251	44
Purchase of another investment	(13,727)
Proceeds from disposal of property, plant and equipment	34	21	30
Increase in deposit paid for acquisition of property, plant and equipment			(1,733)
Proceeds from redemption of marketable securities	278,568	77,657	91,066
Purchase of marketable securities	(272,240)	(100,498)	(53,833)
Purchase of property, plant and equipment	(7,472)	(8,851)	(6,613)
Purchase of intangible assets	(2,642)	(1,762)	(3,074)
Deposit paid for acquisition of intangible assets		(2,408)
Decrease in restricted cash			440
Decrease in time deposits	34	28	7
Disposal of a subsidiary, net of cash equivalent disposed		(10,110)	(2,707)
Acquisition of a subsidiary, net of cash and cash equivalent acquired		(937)
Net cash provided by (used in) investing activities	(26,658)	(51,215)	22,127
Financing activities:
Receipt of amount due from a former subsidiary		11,020
Raise of short-term bank loans	12,000
Repayment of short-term bank loans			(2)
Advance subsidy from local authorities of Zhuhai, the PRC	711	302	750
Repurchase of ordinary shares	(6,251)	(9,019)	(10,130)
Proceeds from exercise of stock options	671	316
Proceeds on issue of shares of subsidiary			1,885
Net cash (used in) provided by financing activities	7,131	2,619	(7,497)
Net increase (decrease) in cash and cash equivalents	(12,262)	(45,833)	42,267
Cash and cash equivalents at the beginning of the year	42,872	87,706	45,435
Effect of exchange rate changes on cash	2,597	999	4
Cash and cash equivalents at the end of the year	33,207	42,872	87,706
Cash paid during the period for:
Interest	(144)		(57)
Income taxes	(207)	(180)	(144)
Non-cash investing activities
Purchases of intangible assets	2,353	(536)	(161)
Purchases of property, plant and equipment	(1,702)	(2,305)	(928)
Transfer of an investment in equity method investee to other investment	804
Sale
Changes in operating assets and liabilities:
Trading securities		5	30,649
Acquisition
Changes in operating assets and liabilities:
Trading securities		$ (470)	$ (11,310)

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Actions Semiconductor Co., Ltd ("Actions Semiconductor Cayman Islands" or "the Company") is a holding company incorporated in the Cayman Islands on July 27, 2005.

At December 31, 2011, the subsidiaries of the Company include the following:

Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd.	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc.	The BVI February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ")	Republic of Malaysia January 13, 2009	100%	Inactive

Mavrix Technology, Inc. (“Mavrix”)	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited (“Mavrix HK”)	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. (“Mavrix Shanghai”)	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

Actions Semiconductor Cayman Islands and its subsidiaries (the "Group") are principally engaged in the design and development of System-on-a-chip ("SoC") products and total solutions for the development and manufacture of portable media players ("PMPs") and the provision of testing solutions.  The Group's total solutions include SoCs, solution development kits and detailed specifications of other required components and the providers' information of those components.  The Group's total solutions enable its customers to quickly introduce new portable media players, which play multimedia files by compressing to a fraction of their size using any one of a number of audio and video compression technologies, into the mainstream market worldwide.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. The result of a subsidiary acquired has been consolidated from the date of acquisition.

Business combination

The Group accounts for its business combination using the acquisition method of accounting.  This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets acquired, and liabilities the Group assumed base on their estimated fair values.

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.  The costs directly attributable to the acquisition are expensed as incurred.  Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interest.  The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.  If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include allowances for doubtful receivables, write down of slow moving and obsolete inventories, deferred tax valuation allowance, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets and definite-lived intangible assets, impairment of goodwill, provision for litigation claims and valuation of shared-based compensation expenses.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposits

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC.  Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity.  All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments.  Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

As of December 31, 2010, the Group has elected the fair value option for one of its investment in a trust financial product. The Group determined that the fair value of this investment to be $14,296 .Such investment in a trust financial product has been matured during 2011. As of December 31, 2011, the Group has not elected the fair value option for any other marketable securities.

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan.  The investments are reported at fair value and its unrealized gains and losses are included in earnings.   Unrealized (loss) gain of $40, $(2) and $4 had been recognized for the year ended December 31, 2009, 2010 and 2011, respectively.

Research and development

Research and development costs are expensed as incurred.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee.  Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation.  Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset.  Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.  Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government.  According to PRC law, the government may sell the right to use of the land for a specified period of time.  Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right.  These are expensed on a straight-line basis over the respective term of the right to use the land.  Expense for years ended December 31, 2009, 2010 and 2011 were $34, $33 and $36 respectively.

Acquired intangible assets – definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses.  Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to ten years.

Goodwill

The Group records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is not amortized, but tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The Group primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

In-process research and development ("IPR&D")

IPR&D is recognised separately from goodwill at fair value of acquisition date, IPR&D is not subjected to amortization until research and development efforts are completed and assets are ready for their intended use. IPR&D is tested for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of the IPR&D may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the IPR&D to the estimated discounted cash flow expected. If the sum of the expected discounted cash flow is less than the carrying amount of the IPR&D, the Group would recognize impairment loss by which the carrying value of the IPR&D exceeds their recoverable amount. The recoverable amount is based on fair value of the IPR&D.

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai. Advance subsidies are recognized as other income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $226, $225 and $995 for the years ended December 31, 2009, 2010 and 2011, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant use satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers and the Group receives acknowledgment of receipts, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

The Group's stock is acquired for purposes other than retirement, the cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2009, 2010 and 2011, 34,938,198, 24,212,718 and 16,594,848 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $98, $199 and $173 for the years ended December 31, 2009, 2010 and 2011 respectively.

Comprehensive income (loss)

Accumulated other comprehensive income (loss) include unrealized gains on other investments and foreign currency translation adjustments and is reported as a separate component in the statement of equity and comprehensive income.

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates.  Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date.  Exchange differences are recorded in the consolidated statement of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollar, are translated into U.S. dollar.  All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year.  All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposits, marketable securities, trading securities, accounts receivable, net, amount due from a related party, amounts due from equity method investees, accounts payable, accrued expenses and other current liabilities and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, marketable securities, trading securities, accounts receivable, net amount due from a related party, and amount due from an equity method investee.  The Group places its cash and cash equivalents, time deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers.  The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information.  For the years ended December 31, 2009, 2010 and 2011, allowance for doubtful accounts of $56, $101 and nil was recorded by the Group respectively.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	Credit	Closing
December 31	balance	to expense	balance

2010	$722	$(101)	$621

2011	$621	$-	$621

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income attributable to the Company by the weighted average number of ordinary shares outstanding during the year.  Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year.  The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2009, 2010 and 2011 and restricted stock units during the year ended December 31, 2011.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2009, the compensation cost of nil, $2,475, $1,335 and $196 have been included as cost of revenue, research and development expenses, general and administrative expenses, and selling and marketing expenses, respectively.

For the year ended December 31, 2010, the compensation cost of $2, $1,067, $404 and $59 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2011, the compensation cost of $18, $1,449, $393 and $68 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements

In May 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, ("ASU 2011-04"). ASU 2011-04 amends ASC 820, Fair Value Measurements, ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may require certain additional disclosures.

In September 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, ("ASU 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this standard do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU 2011-05 are effective for our interim and annual periods beginning January 1, 2012 and are to be applied retrospectively. However, in December 2011 this ASU was amended by ASU 2011-12,Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers the requirement to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments in these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The adoption of the provisions of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company's consolidated financial position or results of operations.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
3.	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2010	2011

Raw materials	$1,984	$4,211
Work in progress	909	811
Finished goods	1,939	2,455
	$4,832	$7,477

Slow moving inventories amounting to $294, $378, and $232 were written down for the year ended December 31, 2009, 2010 and 2011, respectively.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	At December 31,
	2010	2011

Prepaid expenses	$401	$555
Value added tax refundable	1,448	881
Interest receivables	1,038	86
Dividend receivable	150	-
Others	205	153
	$3,242	$1,675

INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EQUITY METHOD INVESTEES
5.	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which design and manufactures SoC products for portable media players and digital photoframe.

Prior to 2009, Beijing Actions was a former 80% owned subsidiary of the Group.

As a result of a capital injection of which the Group did not participate in, the Group ceased control over Beijing Actions but retained with significant influence at 35% interest in 2009. As of December 31, 2010, the Group continues to hold 35% ownership interest in Beijing Actions.

In February 2011, Beijing Actions increased its injected capital by $2,600 of which the Group further invested such amount in full. Upon the completion of this capital injection, the Group's ownership interest in Beijing Actions is increased from 35% to 45.8% and continues its significant influence in Beijing Actions as of December 31, 2011

Grand Choice Investment Limited (“ Grand Choice”)

Grand Choice is a private company established in February 2010 which designs and manufactures software and hardware for electronic books.

Upon establishment, the Group purchased 20% of interest for $600. The Group exercises significant influence but does not control Grand Choice, which is accounted for under the equity method of accounting.

In December 2010, the Group invested a further $600 to maintain its 20% interest due to a capital contribution by all shareholders.

In March and April 2011, Grand Choice further increased its capital to $7,986 and $10,000, respectively, of which the Group did not participate in this capital injection, resulting in dilution of the Group's ownership interest to 15% and 12%, respectively and ceased significant influence over Grand Choice. Accordingly, the carrying value of Grand Choice of $804 is transferred to other investments and Grand Choice is accounted for under the cost method of accounting as of December 31, 2011.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company.  Its wholly owned subsidiaries include Actions Enterprise (HK) Co., Ltd and Actions Technology (Shanghai) Co., Ltd. Both are disposed by the Group in July 2010.

Subsequent to the disposal, the Group purchased 40% of equity interest in Nann Capital for $4,406 in 2010. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In May 2011, the Group further invested $7,076 to maintain its 40% interest due to a capital contribution by all shareholders.

The summarized financial information of equity method investees is illustrated as below:

	2010	2011
Balance sheets
Current assets	$11,075	$24,173
Non-current assets	12,519	13,093
Current liabilities	1,499	433
Non-current liabilities	28	30

	2009	2010	2011
Results of operations
Revenues	$3,582	$6,255	$4,823
Gross profit	985	2,134	2,342
Loss from operations	(4,430)	(2,666)	(3,816)
Net loss	$(4,291)	$(2,293)	$(2,782)

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
6.	OTHER INVESTMENTS

	At December 31,
	2010	2011
Unlisted securities at cost	$6,774	$21,344
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(4,010)
	$2,764	$17,334

Prior to 2010, the Group invested in certain equity securities listed in Taiwan and intended to hold such listed available-for-sale securities for long term and the investment was reported at fair value.

In March 2010, the Group disposed of all of its listed available-for-sale securities.  Accordingly, the unrealized gains accumulated in a separate component of shareholder's equity are reversed into earnings. A gain on disposal of $137 has been recognized in the consolidated statement of operations for the year ended December 31, 2010.

In June 2011, the Group disposed one of its other investments held by Mavrix, whose investment cost has already been written down to nil before acquisition of Mavrix in August 2010 (note 13). Accordingly, its sales proceeds of $195 is fully recognised as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2011.

The unlisted investments represent investments in unlisted equity securities issued by private entities.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
7.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be carried at fair value, the Group considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

FASB ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.   FASB ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The following table summarizes the Group's assets and liabilities measured at fair value on a recurring basis:

Fair value measurements at December 31, 2011

	Quoted Prices in Active Markets (Level l)	Significant Other Observable Inputs (Level 2)	Total
Trading securities:
Publicly traded mutual funds in Taiwan	$530	$-	$530

Fair value measurements at December 31, 2010

	Quoted Prices in Active Markets (Level l)	Significant Other Observable Inputs (Level 2)	Total
Trading securities:
Publicly traded mutual funds in Taiwan	$535	$-	$535
Marketable securities	-	14,296	14,296
	$535	$14,296	$14,831

Marketable securities represent a trust financial product with an independent financial institution in the PRC.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2010	2011

Buildings	$48	$29,870
Leasehold improvements	504	793
Furniture, fixtures and equipment	3,135	3,870
Motor vehicles	620	655
Plant and machinery	8,750	9,995
Total	13,057	45,183
Less: Accumulated depreciation	(9,329)	(12,244)
Construction in progress	20,876	-
Property, plant and equipment, net	$24,604	$32,939

The Group has recorded depreciation expense of $2,073, $1,929 and $2,109 for the years ended December 31, 2009, 2010 and 2011, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	At December 31,
	2010	2011
Cost:
Purchased software	$4,806	$5,654
Technology licenses	5,141	12,261
	9,947	17,915
Accumulated amortization:
Purchased software	(3,218)	(4,232)
Technology licenses	(2,831)	(3,824)
	(6,049)	(8,056)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	-	(420)
Acquired intangible assets, net	$4,318	$9,859

The intangible assets of the Group mainly consist of purchased software which is used to support the business administration and the electronic design automation, and technology licenses acquired for the purpose of utilizing certain intellectual property held by third parties.

The Group has recorded amortization expense of $2,833, $1,901, and $1,803 for the years ended December 31, 2009, 2010 and 2011, respectively.  Intangible asset amortization expense is estimated to be $2,886, $2,026, $1,105, $923 and $660 for the 2012, 2013, 2014, 2015 and 2016 fiscal years, respectively.

 In 2011, the Group compared the IPR&D's carrying value to its respective fair value. The Group estimated the fair value of the IPR&D by the income approach. Significant assumptions inherent in the valuation methodologies for IPR&D are employed and include, but are not limited to, prospective financial information and discount rates. Based on this quantitative test, the Group determined that the fair value of the IPR&D tested in 2011 was lower than its carrying amount because the management decided to cease the entire research and development project of the application for Android, which is the primarily line of business of Mavrix reporting unit, due to of technological failure. Accordingly, the Group recognized an impairment loss of $ 420 on the IPR&D.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	At December 31,
	2010	2011
Accrued wages and bonuses	$2,518	$2,734
Accrued legal and professional fees	260	363
Payables for construction in progress	2,305	1,702
Payables for acquisition of intangible assets	536	2,353
Royalty fees payable	359	389
Accrued consulting fees	375	250
Accrued commission expenses	7	4
Share repurchase fee payable	143	41
Payable for insurance premium	100	-
Others	644	769
	$7,247	$8,605

OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LIABILITIES
11.	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2010, Actions Semiconductor Zhuhai were granted $302 advance subsidies, the total liabilities amounted to $2,585, in which $2,502 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $83 are repayable after 2011 and therefore are recorded in non-current liabilities.

For the year ended December 31, 2011, Actions Semiconductor Zhuhai were further granted $711 advance subsidies, the total liabilities amounted to $2,412, in which $1,954 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $458 are repayable after 2011 and therefore are recorded in non-current liabilities.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $2,447 and $2,252 at December 31, 2010 and 2011, respectively.

SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balance comprised unsecured bank loans with two different banks located in Taiwan and Hong Kong, respectively.

Loan from a bank in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during August 2010 and is available for the Group to draw on within a year. In January 2011, the Group has drawn down the full amount of loan of $6,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.2% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement and adjusted to 1.1% higher than LIBOR in April 2011. Effective interest rate was 1.56% per annum as at December 31, 2011. The loan is repayable on June 29, 2012.

Loan from a bank in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during May 2011 and is available for the Group to draw on within a year. In May 2011, the Group has drawn down the full amount of loan of $6,000 in two tranches of $3,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.1% higher than the LIBOR at the dated of inception of loan facility agreement and adjusted to 1.9% higher than the LIBOR in November 2011. Effective interest rate was 2.29% per annum as at December 31, 2011. The first tranche and second tranche of the loan is repayable on February 14, 2012 and February 20, 2012, respectively.

There were no restrictive financial covenants associated with these loans.

ACQUISITION OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2011
ACQUISITION OF A SUBSIDIARY
13	ACQUISITION OF A SUBSIDIARY

In 2010, Mavrix, a former equity investee of the Group, started to change its primary line of business from designing and selling fabless semiconductors for portable media players to develop the application for Android, a platform widely used in smart phones. The Group considered this change in Mavrix's business as a potential opportunity.

In July 2010, the Group offered a tender to other shareholders of Mavrix to acquire the 73.27% equity interest in Mavrix. A majority of shareholders of Mavrix accepted the offer and the transaction was completed in August 2010. As a result, the Group's ownership interest in Mavrix increased from 19.67% to 92.94% and control was obtained. The total consideration paid for the purchase was $1,170. This transaction was considered as an acquisition of business achieved in stages and accordingly the purchase method of accounting has been applied. The previously held equity interest has been remeasured with fair value of $494 with reference to the offering price of the shares in the tender offer, and recognized as "Remeasurement gain on equity interest on acquisition of a subsidiary" in the consolidated income statement. The acquired net assets were recorded at their fair value at the date of acquisition.

The fair value of the noncontrolling interest in Mavrix, a private entity, was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 21.25%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Mavrix.

In November 2010, the Group further acquired 0.46% interest in Mavrix. As a result, the Group's ownership interest in Mavrix was increased from 92.94% to 93.4% as of December 31, 2010.

The goodwill of $468 arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Group and Mavrix. All of the goodwill was assigned to the Mavrix reporting unit. None of the goodwill recognized is expected to be deductible for income tax purpose.

The purchase price was allocated as follows:

As of acquisition date
Intangible assets:
License	$142
In-process research and development (note)	420
Goodwill	468
Net tangible assets acquired	644
Remeasurement gain on equity interest	(494)
Noncontrolling interest	(10)
Total purchase consideration	$1,170
Less: cash and cash equivalent acquired	(233)
Net cash inflow arising on acquisition	$937

Note:	In-process research and development ("IPR&D") represents the value assigned to acquired research and development project in relation to the Android platform that, as of the date of the acquisition, had not established technological feasibility and had no alternative future use. The IPR&D outlined above is included in "Acquired intangible assets, net" (note 9) in the consolidated balance sheet.

Net sales and results of operations from Mavrix included in the Company's 2010 results (since acquisition date as of August 19, 2010) and 2011 results are as follows:

	August 19 – December 31, 2010	2011
Total revenue	$209	$376
Net (loss) income	$(527)	$32

The following provides unaudited pro forma net sales and results of operations for the years ended December 31, 2010 and December 31, 2009, as if Mavrix had been acquired on January 1 of each year. The unaudited pro forma results reflect certain adjustments, such as share of loss of Mavrix and impairment loss recognized for Mavrix in 2009. The pro forma results do not include any anticipated cost synergies or other effects of the planned integration of Mavrix. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company.

	2009	2010
	(unaudited)	(unaudited)

Total revenue	$36,844	$38,156
Net loss attributable to Actions Semiconductor Co., Ltd.	$(9,138)	$(2,021)
Loss per share attributable to Actions Semiconductor Co., Ltd.	$(0.020)	$(0.005)

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
14.	GOODWILL

Balance as of January 1, 2010		$-
Goodwill acquired during the year (note 13)		468
Balance as of December 31, 2010 and January 1, 2011		$468

Represented by:
Gross goodwill	$468
Accumulated impairment losses	-
Impairment losses recognized		(468)
Balance as of December 31, 2011		$-

Represented by:
Gross goodwill	$468
Accumulated impairment losses	(468)

In 2011, for Mavrix reporting unit, the Group compared its carrying value, inclusive of assigned goodwill, to its respective fair value - step 1 of the twostep impairment test. The Group estimated the fair value of these reporting units by the income approach. Significant assumptions inherent in the valuation methodologies for goodwill are employed and include, but are not limited to, prospective financial information, terminal value, and discount rates. Based on this quantitative test, the Group determined that the fair value of Mavrix reporting unit tested in 2011 was lower than its carrying amount because the management decided to cease the entire research and development project of the application for Android, which is the primarily line of business of Mavrix reporting unit, due to of technological failure and, therefore, step 2 of the two-step goodwill impairment test was performed. Under step 2 of the two-step goodwill impairment test, the Group estimated the impairment loss of goodwill by comparing the implied fair value of the Mavrix reporting unit's goodwill to the carrying amount of the Mavrix reporting unit’s goodwill, which implied fair value of the Mavrix reporting unit’s goodwill was calculated in a manner similar to a purchase price allocation. Based on the two-step goodwill impairment test, the Group recognized an impairment loss of $ 468 on the goodwill of Mavrix reporting unit.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either options to purchase the Company's ordinary shares or restricted stock units ("RSU"). A maximum of 8,000,000 stock options or RSU were granted to the directors of the Company and senior officers of the Group to subscribe to 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date. For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

On February 26, 2009, the Board of directors modified the share incentive plan to reduce the option exercise price from $3.30 to $1.40 and extended the first vesting period to May 21, 2010 for all granted options and as a result extended the vesting period to 5 years from grant date and contractual maturity to 7 years from grant date. The incremental increase in the fair value of the options as a result of the modification of approximately $2,614 is amortized over the remaining vesting period.

In May 2011, the Board of Directors approved and granted a further 1,400,000 stock options or RSU to the senior officers and key employees of the Company to subscribe to 8,400,000 shares of the Company under the share incentive plan.

In addition to options granted during the years ended December 31, 2009, 2010 and 2011, RSU were also granted to the senior officers and key employees of the Company since May 2011.

In July 2010, the Group revised its estimate of the number of options that are expect to ultimately vest. The number of stock options granted expected to vest has been reduced to reflect historical experience of forfeiture of 5% to 10% of options granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

In July 2011, the Group further revised its estimate of the number of options that are expect to ultimately vest. The number of share-based awards granted expected to vest has been reduced to reflect historical experience of forfeiture of 10% to 15% of share-based awards granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

The fair value of each share-based award is estimated at grant date during 2011 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2011	2010

Risk-free interest rate (1)	0.11% - 2.66%	0.34% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	42.04%-48.30%	44.12%-48.30%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Stock options

A summary of stock option activity is as follows:

		For the year ended
		December 31, 2011
		Weighted	Weight
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2009	7,598,000	$1.40	$1.68
Granted on February 3, 2010	989,000	$1.40	$1.27
Granted on May 13, 2010	139,000	$1.40	$1.08
Granted on August 3, 2010	73,500	$1.40	$1.01
Granted on November 2, 2010	44,500	$1.40	$0.94
Exercised	(225,725)	$1.40	$1.22
Forfeited	(1,655,600)	$1.40	$1.71
Outstanding at December 31, 2010	6,962,675	$1.40	$1.22
Granted on January 25, 2011	27,000	$1.40	$1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note)	812,700	$1.40	$1.12
Granted on May 10, 2011	274,000	$1.40	$1.12
Granted on August 9, 2011	532,100	$1.40	$0.79
Granted on November 8, 2011	15,000	$1.40	$0.91
Exercised	(479,196)	$1.40	$1.22
Forfeited	(777,280)	$1.40	$1.22
Overdue	(10,750)	$1.40	$1.22
Outstanding at December 31, 2011	7,356,249	$1.40	$1.01

Note:	The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

The following table summarizes information with respect to stock options outstanding at December 31, 2010 and 2011:

Options exercisable
	Options outstanding as of December 31, 2010				as of December 31, 2010
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	6,962,675	5 years	$1.40	$34,604	1,098,300	$1.40	$1,394

Options exercisable
	Options outstanding as of December 31, 2011				as of December 31, 2011
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	7,356,249	5 years	$1.40	$8,984	2,195,234	$1.40	$2,106

As at December 31, 2011, there was $1,210 of unrecognized compensation expense related to non-vested stock options as of are expected to be recognized over a weighted-average period of 2 years on a straight-line basis.

RSU

The faire value of each RSU is estimated based on the market price at grant date, RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

	For the year ended
	December 31, 2011
		Weight
		average
	Number	fair value
	of options	at grant date

Outstanding at December 31, 2010	-	$-
Granted on December 15, 2010 but effective on May 10, 2011 (note)	183,000	$2.36
Granted on May 10, 2011	12,000	$2.36
Granted on August 9, 2011	48,000	$1.98
Forfeited	(9,000)	$2.36
Outstanding at December 31, 2011	234,000	$2.28

Note:	The RSU were approved by the shareholder and Board of Directors on May 10, 2011.

As at December 31, 2011, there was $164 of unrecognized compensation expenses related to non-vested RSU are expected to be recognized over a weighted-average period of 2.13 years on a straight-line basis.

As at December 31, 2011, 1,809,751 (2010: 1,373,325) options to purchase ordinary shares or RSU were available for future grant.

OTHER (LOSS)/INCOME	12 Months Ended
Dec. 31, 2011
OTHER (LOSS)/INCOME
16.	OTHER (LOSS)/INCOME

Other loss for 2009 mainly represented foreign exchange loss of $654, while other income for 2010 and 2011 mainly consisted of foreign exchange gain of $2,348 and $4,066 respectively.

OTHER-THAN-TEMPORARY IMPAIRMENT	12 Months Ended
Dec. 31, 2011
OTHER-THAN-TEMPORARY IMPAIRMENT
17.	OTHER-THAN-TEMPORARY IMPAIRMENT

All investments are evaluated for impairment periodically or if the Group becomes aware of an event that indicates that the carrying amount of the asset may not be recoverable.  To determine whether a decline in value below the carrying amount of an asset is other-than-temporary, the Group considers whether it has the ability and intent to hold the debt instrument until a market price recovery occurs or whether evidence indicating that the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the decline in fair value, the severity and duration of the decline in realizable value below cost, changes in value subsequent to the balance sheet date, as well as forecasted performance of the investee.  If a decline in value below the carrying amount is determined to be other-than-temporary, the asset is written down to fair value through an impairment charge recognized in the earnings and a new cost basis is established.

In 2009, the Group recorded other-than-temporary impairment losses related to two unlisted equity securities issued by two private entities ("Investees").  The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $1,010 and $3,000 have been recognized respectively and the investments in these unlisted equity securities are written down to approximately $1,740 and nil as of December 31, 2009.  The Group also assessed that there was a decline in value of the investment in a former equity method investee, Mavrix (note 13), which is determined to be other-than-temporary, thus, an impairment loss of approximately $3,397 has been recognized and the investment in Mavrix was written down to nil as at December 31, 2009.

No further other-than-temporary impairment loss was recognised as at December 31, 2010 and 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
18.	INCOME TAXES

The components of income before income taxes, equity in net loss of equity method investees and noncontrolling interest are as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(5,811)	$(3,593)	$(3,659)
Foreign	(3,488)	4,650	8,661
	$(9,299)	$1,057	$5,002

The Company is tax exempt in the Cayman Islands.

Under the current Mauritius law and Hong Kong Inland Revenue Ordinance, Actions Semiconductor Mauritius' and Artek Microelectronics (HK) Co., Limited's income are subject to taxation in Mauritius and HongKong, respectively; however, up to and as of December 31, 2011, both entities have not had any taxable profits.  Actions Semiconductor Shanghai, Actions Microelectronics Co., Ltd, Actions Capital Investment Inc. and Actions Malaysia have been loss making since their incorporation.  Mavrix HK and Mavrix Shanghai have been loss making since the date of acquisition.

Effective January 1, 2008, the new "Law of the People's Republic of China on Enterprise Income Tax" was implemented. The new law requires that:

1.	For all resident enterprises, domestic or foreign, the unified Enterprise Income Tax (“EIT”) rate is unified 25%.

2.	Enterprises that are categorized as the "High New Tech Enterprise" will have a reduced tax rate of 15%.

3.	From January 1, 2008 onwards, enterprises that enjoyed a preferential tax rate will need to adopt the new law over the next five years. Enterprises with a current preferential tax rate of 15% were subject to tax rates of 18% and 20% for the years ended December 31, 2008 and 2009 and will be subject to 22%, 24% and 25% for the years ending December 31, 2010, 2011 and 2012 respectively.

The new law allows the preferential tax treatment to be continued by enterprises up until the year when it expires.  For enterprises that have preferential tax treatment, all preferential tax treatments were required to be commenced in 2008.

Actions Semiconductor Zhuhai

On December 16, 2008, certificate of "Hi New Tech Enterprises" was granted to Actions Semiconductor Zhuhai, as a result, the applicable tax rate was 15% for the years ended December 31, 2008, 2009 and 2010, respectively, and 25% thereafter, unless the Group continues its status and receives certification as a "Hi New Tech Enterprises" by the end of 2011.

On August 23, 2011, Actions Semiconductor Zhunai successfully renewed its certificate of "Hi New Tech Enterprises" with effective from January 1, 2011. As a result, the applicable tax rate continues to be 15% for the year ended December 31, 2011 and the years ending December 31, 2012 and 2013, respectively, and 25% thereafter unless the Group continues its status and receives certification as a "Hi New Tech Enterprises" by end of 2014.

Artek Microelectronics Shenzhen

Artek Microelectronics Shenzhen was established in the Shenzhen Special Economic Zone ("Shenzhen Economic Zone") of China as a foreign investment enterprise and principally conducts its business operations in this Shenzhen Economic Zone. Therefore, it was subject to reduced foreign enterprise income tax ("FEIT") rate of 15% and is exempted from FEIT or EIT in the years, which were the first and second year Artek Microelectronics Shenzhen had profits after offsetting its prior years' tax losses. Artek Microelectronics Shenzhen started using the tax preferential treatment in 2007. As such, it was exempted from income tax in 2007 and 2008. From 2009 to 2011, the income tax rate was reduced by 50%, thus the income tax is 10%, 11%, 12% for the years ended December 31, 2009, 2010, and 2011, respectively. If Artek Microelectronics Shenzhen obtains the certificate of "Hi New Tech Enterprise" by the end of 2012, an income tax rate of 15% can be applied for the years ending 2012, 2013 and 2014. Otherwise, statutory income tax rate of 25% will apply starting 2012.

Tax residency

Uncertainties exist with respect to how China's current income tax law applies to our overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax Law ("EIT Law") became effective January 1, 2008 and includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Except Mavrix, whose place of effective management is in Shanghai, the Group determined that legal entities organized outside China should not be treated as China tax residents for EIT Law purposes as the places of effective management are outside China. If one or more of other legal entities organized outside China were characterized as China tax resident, then the additional tax cost might be insignificant.

The Company's calculation of income taxes generally reflects the Company's status as a non-PRC tax resident company. The tax residency of a company is normally a question of fact. For a company which has been established outside the PRC, will be treated as a PRC tax resident if the location of effective management of the Company is in the PRC. PRC for this purpose does not include Hong Kong, Macao, or Taiwan.

An additional consequence of the Company and/or its non-PRC subsidiaries being tax resident in the PRC would be the taxability in the PRC of the non-PRC tax resident recipients of certain payments made by the Company. This may include dividends, interest, and royalties.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008. The Company's tax provision includes $2,840 of income tax expense for the 5% dividend withholding tax on the balance of distributable profits that arose on or after January 1, 2008 within its PRC subsidiaries as of the balance sheet date.

Actions Hong Kong and Artek Microelectronics (HK) Co., Limited are subjected to Hong Kong Profits Tax at a rate of 16.5% for the year ended December 31, 2009, 2010 and 2011respectively.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2009	2010	2011

Current tax	$53	$3	$451
Deferred tax	484	419	428
	$537	$422	$879

The Group's deferred tax assets and liabilities as at December 31, 2010 and 2011 are attributable to the following:

	At December 31,
	2010	2011
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$28	$31
- Accrued bonus	261	279
- Other	48	56
Tax losses	1,002	1,912
Depreciation and amortization	150	91
Total deferred tax assets	$1,489	$2,369
Valuation allowance	(1,002)	(1,912)
Deferred tax assets	487	457
Income taxable for tax purpose in future years
- Interest income	(446)	(295)
Deferred tax liability arising from withholding tax on undistributed profits	(2,286)	(2,840)
Total deferred tax liabilities	(2,732)	(3,135)
Deferred tax liabilities, net	$(2,245)	$(2,678)

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2010	2011
Deferred tax assets
Current	$399	$430
Non-current	88	27
	$487	$457
Deferred tax liabilities
Current	$(446)	$(295)
Non-current	(2,286)	(2,840)
	(2,732)	(3,135)
Deferred tax liabilities, net	$(2,245)	$(2,678)

Movement of valuation allowance:

	Year ended December 31,
	2009	2010	2011

At the beginning of the year	$980	$660	$1,002
Change for the year	(320)	342	910
At the end of the year	$660	$1,002	$1,912

A valuation allowance has been provided for the tax loss of $6,234, $926 and $1,297 of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong respectively since realization of the recorded deferred tax assets is dependent on generating sufficient taxable income. Tax loss of $197, $1,453, $2,409, $3,101 and $1,297 may carry forward till 2013, 2014, 2015, 2016 and indefinitely, respectively. As the management does not believe that it is more likely than not that all of the deferred tax asset attributable to the tax losses of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong will be realized, valuation allowance of $1,002 and $1,912 has been established as of December 31, 2010 and December 31, 2011, respectively for the related deferred tax asset of these subsidiaries

The additional tax that would have been payable in the absence of the tax exemption and preferential income tax rate amounts to approximately  $99, $473, and $1,081 for the years ended December 31, 2009, 2010 and 2011, respectively. It represents a decrease in the basic and diluted earnings per ordinary share of $0.001, $0.001 and $0.002 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax expense; however, as of December 31, 2010 and 2011, there is no interest and penalties related to uncertain tax positions. The Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in next twelve months. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The tax positions for the years 2009 to 2011 and years 2005 to 2011 may be subject to examination by the PRC and Hong Kong tax authorities, respectively.

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to income before income taxes, equity in net loss of equity method investees and noncontrolling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2009	2010	2011

PRC tax rate	25%	25%	25%
Tax (credit) provision at PRC enterprise income tax rate	$(2,325)	$264	$1,251
Expenses not deductible for tax purpose	2,825	260	717
Share-based compensation not deductible for tax purpose	601	1,532	420
Income not taxable for tax purposes	(178)	(981)	(706)
Net change in valuation allowance	(320)	342	910
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(99)	(473)	(1,081)
Effect of the different income tax rates in other jurisdictions	(323)	(145)	(34)
Effect of withholding tax on undistributed earnings	320	229	554
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	-	-	150
Utilization of tax loss previously not recognized	-	(341)	(1,053)
Overprovision in prior year	-	(264)	(236)
Others	36	(1)	(13)
Income tax expense	$537	$422	$879

NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET (LOSS) INCOME PER SHARE
19.	NET (LOSS) INCOME PER SHARE

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2009	2010	2011

Net (loss) income attributable to Actions Semiconductor Co., Ltd.	$(10,398)	$384	$3,005
Shares:
Weighted average shares outstanding used in computing basic net (loss) income per share	460,812,477	438,401,072	418,499,545
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	-	16,167,778	15,483,560
Weighted average shares outstanding used in computing diluted net (loss) income per share	460,812,477	454,568,850	433,983,105
Net (loss) income per share, basic	$(0.023)	$0.001	$0.007
Net (loss) income per share, diluted	$(0.023)	$0.001	$0.007

The calculation of the diluted (loss) income per share for the year ended December 31, 2009 excluded options to purchase 7,598,000 shares because their effects were anti-dilutive. No options are excluded from calculation of diluted (loss) income for share in 2010 and 2011.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
20.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer.  The Group does not specifically identify and allocate any assets by operating segment nor does management evaluate operating segment using discrete asset information.  The chief operating decision maker uses gross profit margin of different products and services when making decisions about allocating resources and assessing performance of the Group so as to allocate operating expenses to each reporting segment.

	Year ended December 31,
	2009	2010	2011
Revenue:
MMP SoC for portable media players	$43,937	$37,434	$47,168
Testing solutions	203	151	317
	$44,140	$37,585	$47,485
Gross profit:
MMP SoC for portable media players	$13,844	$14,588	$18,347
Testing solutions	86	70	141
	$13,930	$14,658	$18,488

Geographic information

The Group operates in PRC/Hong Kong and all of the Group's long-lived assets are located in PRC/Hong Kong and substantially all of our sales are made in PRC/Hong Kong.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2009, 2010 and 2011 was $904, $648 and $455, respectively.

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2010 were $303 of which $264 and $39 are payable in the years ending December 31, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were $213 of which $193 and $20 are payable in the years ending December 31, 2012 and 2013, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2010 and 2011 was $4,866 and $164 respectively.

(c)	Royalty fee commitments

The Group has entered into three royalty agreements for the use of certain technology knowhow ("Technology Knowhow") used in the Group's products.

Technology Knowhow A

As of December 31, 2009, the agreement with Technology Knowhow A provider allows the Group to have unlimited use of Technology Knowhow A for a sum of $615. The royalty fee is based on the total number of units shipped by the Company. The agreement was effective until June 23, 2010.

In June 2010, the Group revised its agreement, which allows the Company to have unlimited use of Technology Knowhow A for a sum of $1,100. The royalty fee is based on the total number of units shipped by the Company. The June 2010 new agreement is effective for period from June 24, 2010 to June 23, 2011.

Technology Knowhow B

As of December 31, 2009, the agreement with Technology Knowhow B provider allows the Group to have unlimited use of Technology Knowhow B with minimum quarterly royalty fee commitment of $50. The agreement was effective until September 30, 2010.

In October 2010, the Group revised the agreement, which the terms and conditions are the same as the 2009 agreement. The October 2010 new agreement is effective for period from October 1, 2010 to September 30, 2011.

In April 1, 2011, the Group renewed its agreement, which the terms and conditions are the same as the 2010 agreement. The 2011 April new agreement replaced the 2010 agreement and is effective for period from April 1, 2011 to March 30, 2013.

Technology Knowhow C

In August 2011, the Group has entered into an agreement with Technology Knowhow C provider which allows the Group to have unlimited use of Technology Knowhow C with minimum quarterly royalty fee commitment of $94. The royalty fee is based on the total number of units shipped by the Company. The agreement is effective for period from September 8, 2011 to September 7, 2013.

The Group's total royalty expenses paid for the use of all Technology Knowhow for the years ended December 31, 2009, 2010 and 2011 amounted to $536, $360 and $715, respectively. Royalty commitment as of December 31, 2009 and 2010 were same as $150.

Royalty commitment as of December 31, 2011 was $813 of which $575 and $238 are payable in the years ending December 31, 2012 and 2013, respectively.

(d)	Contingencies

Two of the Group's former advisors have filed a compliant in the U.S. District Court for the Southern District of California against the Group on August 17, 2006, seeking compensatory damages for services rendered.  The Group has filed a motion to dismiss the complaint on the grounds that it is not subject to personal jurisdiction in California and that the Peoples' Republic of China would be the more appropriate forum for this litigation.  The motion was granted on January 30, 2009 and a judgment of dismissal was entered in favor of the Group and its subsidiaries on February 4, 2009 by District Court for the Southern District of California.  The former advisors have appealed the dismissal to the United States Court of Appeals.

On July 6, 2010, the United States Court of Appeals issued a memorandum which affirmed that the District Court for the Southern District of California has correctly discussed the case for lack of personal jurisdiction in California.

The Group has assessed the legal position and believed that the probability of re-opening the case is remote. Accordingly, no provision has been made in the consolidated financial statements as of December 31, 2010 and 2011.

MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
22.	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2009	2010	2011

Customer A	N/A	N/A	14%
Customer B	28%	20%	12%
Customer C	N/A	10%	N/A
Customer D	12%	15%	10%
Customer E	N/A	20%	17%
	40%	65%	53%

	Accounts receivable
	At December 31,
	2010	2011

Customer A	N/A	N/A
Customer B	23%	N/A
Customer C	18%	16%
Customer D	24%	19%
Customer E	-%	11%
Customer F	10%	N/A
Customer G	N/A	21%
	75%	67%

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
23.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries.  Employees of the Group in Hong Kong have joined the Mandatory Provident Fund ("MPF") Scheme which is also a defined contribution plan.  The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% on the relevant income of the employee with a specific ceiling.  The total provisions for these employee benefits were $2,059, $1,918 and $2,528 for the years ended December 31, 2009, 2010 and 2011, respectively.

MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2011
MATERIAL RELATED PARTY DISCLOSURE
24.	MATERIAL RELATED PARTY DISCLOSURE

During the year ended December 31, 2009, 2010 and 2011, the Group recognized net sales of $12,455, $7,495 and $5,783 from G.M.I. Technology Inc. ("GMI") respectively.  As of December 31, 2010 and 2011, amount due from a related party represented an account receivable from GMI of $559 and $9 respectively.  GMI's president is an immediate family member of one of the Group's Director.

As of December 31, 2010 and 2011, the Group had an amount due from an equity method investee, Beijing Actions, of $94 and $64, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION
26.	MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises, the Company's subsidiaries in the PRC registered as foreign-owned enterprise must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of the relevant PRC subsidiary.  These reserves include a (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund.  Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other fund appropriations are at the Group's discretion.  These reserve funds can only be used for specific purposes and are not distributable as cash dividends.  As of December 31, 2010 and 2011, the balance of these of the Company's PRC subsidiaries reserves amounted to $12,499 and $13,227, respectively.

In addition to these reserves, the registered capital of the Company's PRC subsidiaries is also restricted.  As of December 31, 2010 and 2011, the total amount of the restricted capital and reserves amounted to $113,941 and $118,167, respectively.

SCHEDULE 1	12 Months Ended
Dec. 31, 2011
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$1,068	$1,882
Amounts due from subsidiaries	12,648	12,715
Prepaid expenses and other current assets	35	221
Total current assets	13,751	14,818

Investments in subsidiaries	377,620	399,679
Deposit paid for acquisition of intangible assets	1,100	-
TOTAL ASSETS	392,471	414,497

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$799	$914
Amounts due to subsidiaries	120,967	135,356
Total liabilities	$121,766	$136,270

Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 413,985,636 (2010: 427,705,308) shares issued and outstanding	$1	$1
Additional paid-in capital	24,252	20,600
Accumulated other comprehensive income	24,420	32,589
Retained earnings	222,032	225,037
Total equity	270,705	278,227
TOTAL LIABILITIES AND EQUITY	$392,471	$414,497

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2009	2010	2011
Operating expenses:
Research and development	$(2,751)	$(1,004)	$(1,339)
General and administrative	(3,186)	(2,357)	(2,269)
Selling and marketing	(196)	(46)	(51)
Total operating expenses	(6,133)	(3,407)	(3,659)
Loss from operations	(6,133)	(3,407)	(3,659)
Interest income	5	-	-
Loss before income taxes	(6,128)	(3,407)	(3,659)
Income tax expenses	-	-	(150)
Share of net (loss) income of subsidiaries, net of taxes	(4,586)	4,058	6,786
Share of net loss of an equity method investee	-	(81)	28
Investment income (loss)	316	(186)	-
Net (loss) income	$(10,398)	$384	$3,005

STATEMENTS OF EQUITY

AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

				Accumulated	Accumulated
				other	(deficit)
	Ordinary shares		Additional	comprehensive	retained		Comprehensive
	Number	Amount	paid-in capital	income	earnings	Total	income (loss)
Balance at January 1, 2009	485,501,874	$1	$36,606	$20,483	$232,046	$289,136
Repurchase of ordinary shares	(34,938,198)	-	(10,130)	-	-	(10,130)
Share-based compensation	-	-	4,006	-	-	4,006
Share of subsidiaries reserve	-	-	-	(244)	-	(244)	(244)
Dilution of subsidiary share	-	-	941	-	-	941
Net income	-	-	-	-	(10,398)	(10,398)	(10,398)
Balance at December 31, 2009	450,563,676	$1	$31,423	$20,239	$221,648	$273,311	$(10,642)
Repurchase of ordinary shares	(24,212,718)	-	(9,019)	-	-	(9,019)
Share-based compensation	-	-	1,532	-	-	1,532
Exercise of share-based awards	1,354,350	-	316	-	-	316
Share of subsidiaries reserve	-	-	-	4,181	-	4,181	4,181
Net income	-	-	-	-	384	384	384
Balance at December 31, 2010	427,705,308	$1	$24,252	$24,420	$222,032	$270,705	$4,565
Repurchase of ordinary shares	(16,594,848)	-	(6,251)	-	-	(6,251)
Share-based compensation	-	-	1,928	-	-	1,928
Exercise of share-based awards	2,875,176	-	671	-	-	671
Share of subsidiaries reserve	-	-	-	8,169	-	8,169	8,169
Net income	-	-	-	-	3,005	3,005	3,005
Balance at December 31, 2011	413,985,636	$1	$20,600	$32,589	$225,037	$278,227	$11,174

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
Operating activities:
Net (loss) income	$(10,398)	$384	$3,005
Adjustments to reconcile net income to net cash provided by operating activities:
Amortisation of acquired intangible assets	276	-	-
Share-based compensation	4,006	1,532	1,928
Share of net loss (income) of subsidiaries	4,586	(4,058)	(6,786)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	31	88	(186)
Accrued expenses and other current liabilities	(49)	30	115
Amounts due to subsidiaries	57,465	16,516	15,489
Net cash provided by operating activities	55,917	14,492	13,565
Investing activities:
Capital contribution in subsidiaries	(36,714)	(4,412)	(7,104)
Increase in amounts due from subsidiaries	(10,875)	(375)	(67)
Decrease (increase) in deposit paid for acquisition of intangible assets	275	(1,100)	-
Net cash used in investing activities	(47,314)	(5,887)	(7,171)

Financing activities:
Repurchase of ordinary shares	(10,130)	(9,019)	(6,251)
Proceeds from exercise of stock options	-	316	671
Net cash used in financing activities	(10,130)	(8,703)	(5,580)
Net (decrease) increase in cash and cash equivalents	(1,527)	(98)	814

Cash and cash equivalents at the beginning of the year	2,693	1,166	1,068
Cash and cash equivalents at the end of the year	1,166	1,068	1,882

NOTES TO SCHEDULE 1

1.	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2010 and 2011, $113,941 and $118,167 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2009, 2010 and 2011.

2.	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.